Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) ₺ in Thousands				1 Months Ended		12 Months Ended
	May 03, 2024 TRY (₺)	Feb. 27, 2024 TRY (₺)	Jun. 12, 2019 TRY (₺)	Apr. 30, 2022 TRY (₺)	Jun. 30, 2011 TRY (₺)	Dec. 31, 2024 TRY (₺) lawsuit	Dec. 31, 2023 TRY (₺)
Disputes regarding the law on the protection of competition
Disclosure of commitments and contingencies [line items]
Administrative fine imposed					₺ 91,942
Administrative fine deducted from the receivables				₺ 47,780
Administrative fine paid				₺ 44,162
Number of lawsuits | lawsuit						3
Amount claimed from company in lawsuit						₺ 112,084
Disputes regarding the law on the protection of competition - dispute one
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit							₺ 110,484
Multiplication factor of loss amount claimed							3
Settlement amount paid	₺ 130,000
Disputes regarding the law on the protection of competition - dispute two
Disclosure of commitments and contingencies [line items]
Amount claimed from company in lawsuit						₺ 500
Disputes regarding the law on the protection of competition - dispute three
Disclosure of commitments and contingencies [line items]
Administrative fine imposed			₺ 91,942				₺ 61,294
Discounted administrative fine							₺ 45,971
Disputes regarding the law on the protection of competition - investigation on gentleman's agreements for the labour market
Disclosure of commitments and contingencies [line items]
Administrative fine imposed		₺ 57,301